Loans - Summary of Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Allowance relating to impaired loans	$ 1,639	$ 1,618
Average balance of gross impaired loans	1,333	1,376
IAS 39 [member]
Disclosure of detailed information about borrowings [line items]
Allowance relating to impaired loans		1,260
Other assets [member]
Disclosure of detailed information about borrowings [line items]
Foreclosed assets	$ 14	$ 21